Share capital (Details)						1 Months Ended						12 Months Ended
	Jun. 23, 2017 £ / shares shares	Nov. 29, 2016 USD ($)	Nov. 23, 2016 £ / shares shares	Nov. 23, 2016 USD ($) $ / shares shares	Sep. 09, 2016 USD ($)	Nov. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) £ / shares	May 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Nov. 30, 2017 £ / shares shares	Jul. 31, 2017 £ / shares shares	Jun. 30, 2017 £ / shares shares	May 31, 2017 £ / shares shares	Jan. 31, 2017 £ / shares shares	Dec. 31, 2016 £ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 29, 2016 £ / shares shares	Nov. 18, 2016 shares	Sep. 09, 2016 £ / shares shares
Shares issued
Shares issued (in value) | $												$ 3,589,201									$ 2,728,199
Shares issued during the period (in value) | $												$ 25,416,301	$ 19,599,378	$ 42,430,045
Number of ordinary shares for one ADS												20
Ordinary shares
Shares issued
Number of shares issued			22,863,428									263,519,128		108,601,496							195,741,528		71,633,248
Shares issued (in value) | $												$ 3,589,201		$ 1,645,291							$ 2,728,199
Share price per share/warrant combination | £ / shares			£ 0.28
Ordinary shares issued, September 9, 2016 | Amphion Innovations plc
Shares issued
Par value per share | £ / shares																								£ 1
Number of shares issued																								409,000
Shares issued during the period (in value) | $					$ 5,405
American depository shares issued, November 23, 2016
Shares issued
Number of shares issued			2,438,491
Number of warrants issued				1,219,246
Share price per share/warrant combination | $ / shares				$ 6.98
Number of ordinary shares for one ADS				20
Ordinary shares issued, November 23, 2016
Shares issued
Par value per share | £ / shares			£ 1
Number of shares issued			22,863,428
Shares issued during the period (in value) | $				$ 284,833
Number of warrants issued				11,431,714
Share price per share/warrant combination | £ / shares			£ 0.28
Ordinary shares issued, November 18, 2016
Shares issued
Par value per share | £ / shares			£ 1
Number of shares issued			48,769,820
Shares issued during the period (in value) | $				$ 607,574
Ordinary shares issued, November 29, 2016
Shares issued
Par value per share | £ / shares																						£ 1
Number of shares issued																						119,990
Shares issued during the period (in value) | $		$ 1,509
Ordinary shares issued, December 2016
Shares issued
Par value per share | £ / shares																				£ 1
Number of shares issued																					467,024
Shares issued during the period (in value) | $											$ 5,801
Ordinary shares issued upon conversion, December 2016 | Amphion Innovations plc and Amphion Innovations US Inc
Shares issued
Par value per share | £ / shares																				£ 1
Number of shares issued																					14,510,770
Shares issued during the period (in value) | $											177,786
Amount of outstanding principal and accrued interest of notes converted into ordinary shares | $											$ 3,550,786
Conversion rate (in dollars per share) | $ / shares																					$ 0.2447
Ordinary shares issued, January 2017
Shares issued
Par value per share | £ / shares																			£ 1
Number of shares issued																			143,700
Shares issued during the period (in value) | $										$ 1,748
Ordinary shares issued, May 2017
Shares issued
Par value per share | £ / shares																		£ 1
Number of shares issued																		326,880
Shares issued during the period (in value) | $									$ 4,262
Ordinary shares issued, June 2017
Shares issued
Par value per share | £ / shares																	£ 1
Number of shares issued	66,666,667																66,666,667
Shares issued during the period (in value) | $								$ 846,667
Share price | £ / shares	0.30							30.00
Ordinary shares issued, July 2017
Shares issued
Par value per share | £ / shares																£ 1
Number of shares issued																250,000
Shares issued during the period (in value) | $							$ 3,185
Ordinary shares issued, November 2017
Shares issued
Par value per share | £ / shares															£ 1
Number of shares issued															390,353
Shares issued during the period (in value) | $						$ 5,140